Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive

Suite 1601

Chicago, IL 60606

Telephone  312.964.3500

Fax  312.964.3501

www.stradley.com

Mark R. Greer

Partner

mgreer@stradley.com

312.964.3505

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

June 19, 2020

Re:	Invesco Exchange-Traded Fund Trust II (the “Trust”)

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933 (the “Securities Act”), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated December 20, 2019, as supplemented on May 29, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco CEF Income Composite ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco Fundamental Investment Grade Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Preferred ETF, Invesco PureBetaSM US Aggregate Bond ETF, Invesco Senior Loan ETF, Invesco Taxable Municipal Bond ETF, Invesco Treasury Collateral ETF, Invesco Variable Rate Preferred ETF and Invesco VRDO Tax-Free Weekly ETF.

Very truly yours, /s/Mark R. Greer Mark R. Greer Partner

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